Line of Credit (Tables)	12 Months Ended
Mar. 31, 2026
Line of Credit [Abstract]
Disclosure of changes to the line of credit [Table Text Block]
	March 31, 2026	March 31, 2025
Line of credit, beginning of year	$5,983,572	$7,463,206
Cash payments	(3,974,245)	(1,479,634)
Non cash bonus warrant and share value	(600,000)	-
Accretion on bonus warrant and share value	43,288	-

Line of credit, end of year	$1,452,615	$5,983,572